[CDC IXIS ASSET MANAGEMENT SERVICES LETTERHEAD]


                                                                     May 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:           CDC Nvest Funds Trust I
              (FILE NOS.:  2-98326 AND 811-4323)

              CDC Nvest Funds Trust II
              (FILE NOS.:  2-11101 AND 811-242)

              CDC Nvest Funds Trust III
              (FILE NOS.: 33-62061 AND 811-7345)

              CDC Nvest Companies Trust I
              (FILE NOS.:  333-37314 AND 811-09945)


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statements of additional information do not differ from that contained in the most recent Post-Effective Amendments that were filed electronically on April 29, 2003.

     If you have any questions regarding these filings, please do not hesitate to call me at (617) 449-2815.

                                            Very truly yours,

                                            /s/ Rachel Downey
                                            Legal Product Manager